Income Taxes - Schedule of Effective Tax Rate and The Statutory Federal Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. Statutory Federal Income Tax Rate					21.00%	21.00%
State Income Taxes, net of Federal Income tax Benefit					6.90%	9.80%
Tax Credits					1.00%	(1.20%)
Non-Taxable PPP Loan Forgiveness					0.00%	3.40%
Valuation Allowance					(29.00%)	(32.30%)
Other					(0.20%)	(0.70%)
Effective tax rate	(0.20%)	(0.70%)	(0.10%)	(0.40%)	(0.30%)	0.00%